ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable
Accounts receivable				$ 93,837	$ 88,492
Less: allowance for doubtful accounts	$ 14,329	$ 8,055	$ 4,330	14,261	14,329
Accounts receivable, net				$ 79,576	$ 74,163
Movement of allowance for doubtful accounts
Balance at beginning of year	14,329	8,055	4,330
Charge to expenses	6,136	8,509	3,758
Write off	(5,170)	(1,822)	(42)
Exchange difference	1,034	413	(9)
Balance at end of year	$ 14,261	$ 14,329	$ 8,055